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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: June 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–97.8%
	Alabama–1.1%
	Birmingham, GO, Ser. B (AMBAC) (a),
$1,000	5.00%, 12/1/27, (Pre-refunded @ $100, 12/1/12)	Aaa/AAA	$1,046,160
2,560	5.00%, 12/1/32, (Pre-refunded @ $100, 8/15/12)	Aaa/AAA	2,678,170
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	4,986,050
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,528,980
			10,239,360
	Alaska–0.5%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,941,964
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,008,090
			4,950,054
	Arizona–2.8%
2,200	Health Facs. Auth. Rev., John C. Lincoln Health Network, 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (a)	NR/BBB	2,449,502
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,542,135
	Salt River Project Agricultural Improvement & Power Dist. Rev, Ser. A (h)
5,000	5.00%, 1/1/35	Aa1/AA	5,171,200
16,000	5.00%, 1/1/37	Aa1/AA	16,536,320
			25,699,157
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	997,640
	California–7.3%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	999,750
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	2,004,580
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,762,240
27,585	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	30,035,100
21,000	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	24,009,930
3,060	Statewide Community Dev. Auth. Rev., Baptist Univ., 9.00%, 11/1/17, Ser. B (b)	NR/NR	3,079,706
			67,891,306
	Colorado–3.2%
1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	978,780
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (h)	Aa2/AA	10,194,020
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A, (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	1,819,390
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,778,423
2,820	5.00%, 12/1/27, Ser. A, (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	2,957,165
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,541,370
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,544,280

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Colorado–(continued)
$2,000	La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%, 11/1/25, (Pre-refunded @ $100, 11/1/12) (MBIA) (a)	Aaa/NR	$2,119,640
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,073,520
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,549,675
			29,556,263
	Florida–5.4%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,482,158
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (a)	A1/A+	8,422,640
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,526,275
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,524,857
1,000	Orange Cnty. Housing Finance Auth., Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,021,480
15,000	Pinellas Cnty. Health Fac. Auth. Rev., Baycare Health, 5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (a)	Aa3/NR	16,115,850
3,895	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/45 (c)	NR/NR	3,778,150
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33, (Pre-refunded @ $100, 2/1/13) (a)	Aaa/AA−	7,921,725
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,749,592
			50,542,727
	Georgia–0.6%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,715,123
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,136,200
			5,851,323
	Idaho–0.7%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,025,170
5,750	5.00%, 9/1/43	Aaa/AAA	5,865,920
			6,891,090
	Illinois–8.6%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,290,680
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,715,504
3,456	6.75%, 12/1/32	NR/NR	3,706,975
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C, (Pre-refunded @ $100,12/1/11) (FSA) (a)	Aaa/AAA	5,208,150
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	179,635
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,058,860
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,137,760
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,072,280
2,500	Chicago Water Rev., 5.00%, 11/1/31, (Pre-refunded @ $100, 11/1/11) (AMBAC) (a)	Aaa/AAA	2,602,225

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Illinois–(continued)
	Dev. Finance Auth. Rev.,
$1,500	5.50%, 5/15/37	NR/NR	$1,501,590
2,000	5.75%, 5/15/31, Ser. A	NR/NR	2,025,360
1,000	5.875%, 3/1/27, Ser. A (c)	NR/NR	1,002,460
1,050	People’s Gas, 5.00%, 2/1/33 (AMBAC) (h)	Aaa/AAA	12,999,592
12,795	Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	1,082,896
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,886,594
220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	231,134
165	5.25%, 7/1/41	Aa1/AA	170,922
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,388,683
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,222,317
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,395,132
4,283	Round Lake, Special Tax Rev., 6.70%, 3/1/33, (Pre-refunded @ $102, 3/1/13) (a)	NR/NR	4,821,330
2,935	Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	3,019,998
3,050	Univ. Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,095,445
			79,815,522
	Indiana–3.0%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,712,901
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A, (Pre-refunded @ $100, 9/15/13) (FSA) (a)	Aaa/AAA	3,202,080
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,417,323
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,119,350
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,342,400
1,000	zero coupon, 7/15/21	Aaa/AAA	524,750
1,000	zero coupon, 1/15/22	Aaa/AAA	510,650
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22, (AMBAC)	Aaa/AAA	1,028,740
	Portage Industrial Economic Dev. Rev.,
1,000	5.00%, 7/15/23	NR/BBB+	1,011,580
775	5.00%, 1/15/27	NR/BBB+	777,278
3,500	State Dev. Finance Auth., Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,502,170
2,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (b)(c)	NR/NR	2,016,700
			28,165,922
	Iowa–1.4%
1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	A2/B+	1,030,060
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
11,010	zero coupon, 6/1/34	Baa3/BBB	11,232,402
1,000	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (a)	NR/AAA	1,065,850
			13,328,312

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Kentucky–0.2%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
$1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	$1,026,140
1,140	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,239,362
			2,265,502
	Louisiana–0.7%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,158,600
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,698,101
			6,856,701
	Maryland–0.2%
	State Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,568,955
500	King Farm Presbyterian, 5.30%, 1/1/37	NR/NR	504,450
			2,073,405
	Massachusetts–2.6%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	A3/BBB+	1,057,050
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,239,330
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,963,764
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,306,109
7,555	State Water Res. Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,707,158
			24,273,411
	Michigan–12.9%
500	Corner Creek Academy East Rev., 5.25%, 11/1/36	A1/BB+	488,265
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	252,400
	Detroit Water Supply System Rev.,
33,040	5.00%, 7/1/32, Ser. A (FSA) (h)	Aaa/AAA	33,776,792
35,000	5.00%, 7/1/34, Ser. A (MBIA) (h)	Aaa/AAA	35,928,200
7,555	5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	7,755,358
3,685	5.00%, 7/1/34, Ser. B (MBIA), (Pre-refunded @ $100, 7/1/13) (a)	Aaa/AAA	3,871,498
5,000	State Building Auth. Rev., 5.00%, 10/15/26, Ser. III, (Pre-refunded @ $100, 10/15/12) (FSA) (a)	Aaa/AAA	5,230,650
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	168,903
4,000	Henry Ford Health System, 5.00%, 3/1/17, (Pre-refunded @ $100, 3/1/13) (a)	A1/A	4,177,800
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,631,956
575	6.00%, 4/1/22	A2/A	612,467
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa2/AA−	20,743,200
1,000	State Technical Univ. Rev., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,023,450
			119,660,939

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Minnesota–0.3%
$750	Cottage Grove Rev., 5.00%, 12/1/31	NR/NR	$724,328
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,505,336
			3,229,664
	Mississippi–0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB	3,005,160
1,250	5.90%, 5/1/22	Ba1/BBB	1,253,075
			4,258,235
	Missouri–2.4%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Metropolitan Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,114,040
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,371,654
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,531,425
1,500	5.125%, 12/20/30	NR/AAA	1,524,210
4,365	State Environmental Improvement & Energy Res. Auth., Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,510,791
7,500	State Health & Educational Facs. Auth., Health Facs. Rev.,
	St. Anthony’s Medical Center,	A2/A	8,119,950
	6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (a)
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	245,660
500	Univ. Place Transportation Dev. Dist., Special Assessment, 5.00%, 3/1/32 (c)	NR/NR	492,305
			21,910,035
	Montana–1.3%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,602,350
	Nevada–0.5%
3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (a)	A2/A	3,430,722
855	Henderson Local Improvement Dist., Special Assessment, 5.80%, 3/1/23	NR/NR	881,693
			4,312,415
	New Hampshire–0.5%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,548,015
3,250	5.00%, 12/1/34	Aaa/AAA	3,341,260
			4,889,275
	New Jersey–3.6%
1,000	Camden Cnty., Improvement Auth. Rev., Cooper Health System, 5.00%, 2/15/35, Ser. A	Baa3/BBB	998,460

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Jersey–(continued)
	Economic Dev. Auth.,
$4,500	Kapkowski Road Landfill, Special Assessment, 6.50%, 4/1/28	Baa3/NR	$5,368,905
300	Newark Airport Rev., 7.00%, 10/1/14	Ba1/NR	305,229
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth., 5.75%, 9/15/32	Baa3/BBB−	2,645,500
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	Caa1/CCC	2,827,200
2,000	Somerset Medical Center, 5.50%, 7/1/33	Ba1/NR	2,044,960
2,000	South Port Corp., 5.10%, 1/1/33	NR/A	2,042,960
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	1,160,408
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,616,970
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	571,084
1,000	6.125%, 6/1/24	Aaa/AAA	1,059,790
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	251,673
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	390,456
10,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	12,272,630
			33,556,225
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,007,450
	New York–4.7%
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (a)	A2/AAA	10,718,600
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,126,550
8,180	5.00%, 6/15/37, Ser. D (h)	Aa2/AA+	8,406,422
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,535,280
	State Dormitory Auth. Rev.,
11,590	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	11,848,457
3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	3,999,500
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,068,460
			43,703,269
	North Carolina–1.3%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	2,035,700
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,044,580
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,039,720
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	3,973,669
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty.,
	5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,535,505
			11,629,174

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Ohio–0.8%
$2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	$2,584,400
5,000	Ohio Air Quality Dev. Auth. Rev., 4.80%, 1/1/34, Ser. B (FGIC) (h)	Aaa/AAA	5,016,450
			7,600,850
	Oklahoma–0.1%
1,085	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	1,079,304
	Pennsylvania–3.2%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
3,500	5.375%, 11/15/40, Ser. A	Ba2/BB	3,496,500
4,350	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/CCC+	5,128,302
1,500	Cumberland Cnty. Auth., Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	1,735,725
3,250	Delaware River Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,327,610
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,285,300
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital, 5.375%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (a)	Baa1/BBB	3,208,140
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D, (Pre-refunded @ $100, 6/1/14) (FGIC) (a)	Aaa/AAA	5,323,900
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28, (Partially Pre-refunded @ $101, 6/1/08) (a)	Aa2/NR	6,067,278
			29,572,755
	Puerto Rico–0.3%
2,200	Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (a)	A3/BBB+	2,333,056
	South Carolina–1.6%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,726,575
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A−	6,964,516
			14,691,091
	South Dakota–0.2%
1,705	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.375%, 12/1/27 (c)(d)	NR/NR	1,705,580
	Tennessee–0.1%
1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,285,013
	Texas–14.6%
4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A, (Pre-refunded @ $100, 2/15/13) (PSF-GTD) (a)	NR/AAA	4,332,364
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,555,025
1,300	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa2/BBB−	1,402,336

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Texas–(continued)
$6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD) (h)	Aaa/AAA	$6,767,982
12,975	Dallas Area Rapid Transit Rev., 5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FGIC) (a)(h)	Aaa/AAA	13,586,771
	Denton Independent School Dist., GO (PSF-GTD),
255	zero coupon, 8/15/26	Aaa/AAA	90,267
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (a)	Aaa/AAA	2,075,841
255	zero coupon, 8/15/27	Aaa/AAA	85,017
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (a)	Aaa/AAA	1,957,034
215	zero coupon, 8/15/28	Aaa/AAA	67,532
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (a)	Aaa/AAA	1,536,463
255	zero coupon, 8/15/29	Aaa/AAA	75,409
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (a)	Aaa/AAA	1,738,437
85	zero coupon, 8/15/30	Aaa/AAA	23,672
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (a)	Aaa/AAA	546,005
340	zero coupon, 8/15/31	Aaa/AAA	89,155
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (a)	Aaa/AAA	2,057,476
10,286	5.00%, 8/15/33 (h)	NR/NR	10,484,804
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,618,284
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA) (a)	Aaa/AAA	5,189,050
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	2,894,045
19,500	Harris Cnty. Rev., 5.125%, 8/15/32, (Pre-refunded @ $100, 5/1/13) (FSA) (a)	Aaa/AAA	20,485,725
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,094,792
5,000	Houston Water & Sewer System Rev.,
	5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA) (a)	Aaa/AAA	5,230,800
	Judson Independent School Dist., GO (PSF-GTD),
465	5.00%, 2/1/30	NR/NR	471,966
6,535	5.00%, 2/1/30, (Pre-refunded @ $100, 2/1/11) (a)	NR/NR	6,759,150
11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD) (h)	Aaa/AAA	12,207,164
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	906,019
1,000	zero coupon, 8/15/18	NR/AAA	598,910
1,000	zero coupon, 8/15/19	NR/AAA	566,860
1,000	zero coupon, 8/15/20	NR/AAA	537,480
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,144,911
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BB	2,005,200
4,000	State, GO, 4.75%, 4/1/36	Aa1/AA	3,962,560
	Univ. Rev., Ser. B,
2,000	5.00%, 7/1/26, (Pre-refunded @ $100, 7/1/14) (a)	Aaa/AAA	2,112,140
11,115	5.00%, 8/15/33 (h)	Aaa/AAA	11,366,755
			135,623,401

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utah–0.7%
$1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	$1,769,337
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,205,452
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	761,355
			6,736,144
	Washington–9.6%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,554,138
	King Cnty. Sewer Rev., Ser. A (h),
15,000	5.00%, 1/1/35 (FSA)	Aaa/AAA	15,271,200
10,000	5.00%, 1/1/35 (FGIC)	Aaa/AAA	10,217,800
21,625	Port Tacoma, GO, 5.00%, 12/1/33, (Pre-refunded @ $100, 12/1/13) (AMBAC) (a)(h)	Aaa/AAA	22,785,614
10,000	Seattle Drain & Wastewater Rev., 5.00%, 7/1/32 (FGIC) (h)	Aaa/AAA	10,212,200
22,575	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	24,527,060
			89,568,012
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	600,398
	Total Municipal Bonds & Notes (cost–$869,783,248)		909,952,330
VARIABLE RATE NOTES (b)(e)(f)–2.0%
	Florida–0.3%
2,554	State Turnpike Auth. Rev., 7.86%, 7/1/31, Ser. 1450	Aa2/A+	2,562,300
	New York–1.5%
4,660	Liberty Dev. Corp. Rev., 10.40%, 10/1/35, Ser. 1451	Aa3/BBB+	6,612,074
6,000	State Dormitory Auth. Rev., Univ. & College Improvement., 9.03%, 3/15/35, Ser. 1216	NR/AAA	6,925,200
			13,537,274
	Ohio–0.2%
2,075	Ohio Air Quality Dev. Auth. Rev. (FGIC), 7.99%, 1/1/34, Ser. 1223	Aaa/AAA	2,109,092
	Pennsylvania–0.0%
350	Washington Cnty. Redev. Auth., Tax Allocation, 5.45%, 7/1/35, Ser. A	NR/NR	352,545
	Total Variable Rate Notes (cost–$18,757,456)		18,561,211
U.S. TREASURY BILLS (g)–0.2%
1,855	4.39%-4.75%, 8/30/07-9/13/07 (cost–$1,837,574)		1,837,574
	Total Investments (cost–$890,378,278)–100.0%		$930,351,115

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after June 30, 2007.

(d)	Fair-valued security – Security with an aggregate value of $1,705,580, representing 0.18% of total investments, has been fair valued.

(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.

(g)	All or partial amount segregated as collateral for futures contracts.

(h)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at June 30, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	57	$13,490	9/17/07	$(60,450)
	Financial Future Euro – 90 day	57	13,497	12/17/07	(54,750)
	Financial Future Euro – 90 day	57	13,508	3/17/08	(42,638)
	U.S. Treasury Note 5 yr. Futures	812	84,511	9/28/07	(393,312)
Short:	U.S. Treasury Bond Futures	(1,685)	(181,559)	9/19/07	1,802,999
	U.S. Treasury Note 10 yr. Futures	(190)	(20,084)	9/19/07	175,157
					$1,427,006

(2)	Transactions in options written for the nine months ended June 30, 2007:

	Contracts	Premiums
Options outstanding, September 30, 2006	484	$89,177
Options written	310	129,774
Options expired	(794)	(218,951)
Options outstanding, June 30, 2007	—	$—

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.3A-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007